Common Shares and Warrants (Details 3) - $ / shares	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Number of Warrants	4,132,820	2,825,325	3,286,274	8,844,506
Weighted Average Remaining Contractual Life	1 year 5 months 15 days	1 year 3 months 7 days
Weighted Average Exercise Price	$ 1.07	$ 1.38	$ 0.44
Warrants 1
Number of Warrants	975,325	250,000
Weighted Average Remaining Contractual Life	8 months 1 day	3 months
Weighted Average Exercise Price	$ 2.25	$ 0.83
# of Warrants 100,000
Number of Warrants	100,000	500,000
Weighted Average Remaining Contractual Life	1 year 2 months 23 days	4 months 17 days
Weighted Average Exercise Price	$ 0.96	$ 1.83
# of Warrants 250,000
Number of Warrants	250,000	975,325
Weighted Average Remaining Contractual Life	1 year 2 months 26 days	1 year 2 months 1 day
Weighted Average Exercise Price	$ 1.55	$ 2.25
# of Warrants 750,000
Number of Warrants	750,000	100,000
Weighted Average Remaining Contractual Life	1 year 7 months 6 days	1 year 8 months 23 days
Weighted Average Exercise Price	$ 0.14	$ 0.96
# of Warrants 225,000
Number of Warrants	225,000	250,000
Weighted Average Remaining Contractual Life	2 years 8 months 4 days	1 year 8 months 23 days
Weighted Average Exercise Price	$ 0.80	$ 1.55
# of Warrants 1,562,995
Number of Warrants	1,562,995	750,000
Weighted Average Remaining Contractual Life	1 year 8 months 15 days	2 years 1 month 9 days
Weighted Average Exercise Price	$ 0.80	$ 0.14
# of Warrants 269,500
Number of Warrants	269,500
Weighted Average Remaining Contractual Life	1 year 9 months
Weighted Average Exercise Price	$ 0.80